UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: march 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   5605 Carnegie Blvd.
	   Suite 375
           Charlotte, NC 28209


13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  May 2, 2012

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     1174    13160 SH       SOLE                    13160
Abbott Labs                    Com              002824100     1009    16468 SH       SOLE                    16468
Allergan Incorporated          Com              018490102      286     3000 SH       SOLE                     3000
Altria Group Incorporated      Com              02209S103      938    30376 SH       SOLE                    30376
American Wtr Wks Company Incor Com              030420103     1243    36526 SH       SOLE                    36526
At&t Incorporated              Com              00206R102     1300    41635 SH       SOLE                    41635
Becton Dickinson & Company     Com              075887109     1573    20263 SH       SOLE                    20263
Bristol Myers Squibb Company   Com              110122108     1315    38975 SH       SOLE                    38975
Chevron Corporation New        Com              166764100     1880    17540 SH       SOLE                    17540
Chubb Corporation              Com              171232101     1460    21125 SH       SOLE                    21125
Clorox Company Del             Com              189054109     1298    18873 SH       SOLE                    18873
Diageo P L C Spon Adr New (UNI ADR              25243Q205      794     8229 SH       SOLE                     8229
Duke Energy Corporation New    Com              26441C105     1279    60859 SH       SOLE                    60859
Exxon Mobil Corporation        Com              30231G102     1560    17991 SH       SOLE                    17991
Flowserve Corporation          Com              34354P105     1224    10594 SH       SOLE                    10594
Fluor Corporation New          Com              343412102     1353    22527 SH       SOLE                    22527
General Electric               Com              369604103      246    12251 SH       SOLE                    12251
Home Depot Incorporated        Com              437076102     1621    32227 SH       SOLE                    32227
Honeywell International Incorp Com              438516106     1682    27558 SH       SOLE                    27558
Intel Corp                     Com              458140100     1735    61707 SH       SOLE                    61707
International Business Machine Com              459200101     1119     5361 SH       SOLE                     5361
Johnson & Johnson              Com              478160104     1687    25582 SH       SOLE                    25582
Kimberly Clark Corporation     Com              494368103     1255    16982 SH       SOLE                    16982
Kinder Morgan Energy Partners  Com              494550106      953    11514 SH       SOLE                    11514
McDonalds Corp                 Com              580135101     1556    15860 SH       SOLE                    15860
Merck                          Com              589331107     1546    40263 SH       SOLE                    40263
Microsoft Corporation          Com              594918104     1493    46272 SH       SOLE                    46272
Nucor Corporation              Com              670346105     1071    24944 SH       SOLE                    24944
Oracle Corp Com                Com              68389X105     1173    40237 SH       SOLE                    40237
Pepsico Inc                    Com              713448108     1700    25627 SH       SOLE                    25627
Procter & Gamble Co            Com              742718109     1608    23920 SH       SOLE                    23920
Royal Bk Cda Montreal Que (CAN ADR              780087102     1107    19070 SH       SOLE                    19070
Schlumberger                   Com              806857108     1436    20531 SH       SOLE                    20531
Sherwin Williams Company       Com              824348106      272     2500 SH       SOLE                     2500
Target Corp                    Com              87612E106     1061    18215 SH       SOLE                    18215
Tortoise Energy Infrstrctr Cp  Com              89147L100      844    20469 SH       SOLE                    20469
Verizon Communications         Com              92343V104      815    21324 SH       SOLE                    21324
Spdr Gold Tr Gold Shs                           78463V107      323 1990.000 SH       SOLE                 1990.000